Capital structure and financial items - Cash and cash equivalents, financial resources and free cash flow - Cash and Cash Equivalents and Financial Resources (Details) kr in Millions	Dec. 31, 2019 DKK (kr)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 DKK (kr)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 DKK (kr)
Cash and cash equivalents
Cash at bank	kr 15,475		kr 15,638		kr 18,852
Current debt (bank overdrafts)	(64)		(9)		(1,694)
Cash and cash equivalents	15,411		15,629		17,158		kr 18,461
Financial resources
Cash and cash equivalents	15,411		15,629		17,158		kr 18,461
Undrawn committed credit facility	11,578		11,574		8,190
Current debt (bank overdrafts)	(595)		(506)		0
Total financial resources	26,394		26,697		kr 25,348
Disclosure of detailed information about borrowings [line items]
Reclassification of bank overdraft to financing activities			412
Bank overdraft classified as financing activities	kr 595		kr 506
EUR Undrawn committed credit facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | €		€ 1,550,000,000		€ 1,550,000,000		€ 1,100,000,000